Accounts Receivable (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Goods and services tax refund receivable	$ 1,181,249	$ 2,519,789
Trade receivables	696,539	801,756
Other receivables	46,801	257,726
Total accounts receivable	$ 1,924,589	$ 3,579,271